Income Taxes (Details) - Schedule of deferred tax asset and liability - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset:
Tax loss carry forward	$ 14,865,121	$ 12,189,424
Share-based payment expenses	948,893	698,564
Deferred tax asset	15,814,014	12,887,988
Deferred tax liability:
Depreciation and amortization	(108,926)	(255,824)
Net deferred tax assets before valuation allowance	15,705,088	12,632,164
Valuation allowance	(15,705,088)	(12,632,164)	$ (9,561,560)	$ (6,152,198)
Deferred tax asset, net